Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Finance income and expenses
Schedule of finance income
	2023	2022	2021
	US $ in millions

Interest income on debt instruments measured at amortized cost	64.2	60.1	7.0
Interest income on debt instruments at fair value through other comprehensive income	78.0	24.0	0.3
Net foreign currency exchange rate differences		46.8	11.5
	142.2	130.9	18.8

Schedule of finance expenses
	2023	2022	2021
	US $ in millions

Interest expenses	380.8	224.8	168.9
Adjustments to financial liabilities in respect of
cashflows and repayments (*)	46.0	5.1	3.9
Losses reclassified to profit or loss on derecognition of debt instruments at fair value through other comprehensive income	13.6	2.6
Net foreign currency exchange rate differences	1.2
Impairment losses on trade and other receivables	5.1	6.9	2.8
	446.7	239.4	175.6